SUMMARY OF DEFERRED REVENUES (Details) - USD ($)	9 Months Ended		12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2022
Regulatory Liability [Line Items]
Deferred Revenue Beginning	$ 650,000	$ 500,000	$ 500,000
Revenue Recognized		(500,000)	(500,000)
Revenue Deferred			650,000
Deferred Revenue Ending	685,005		650,000
Other Project Income Recognized	(250,000)
Revenue Deferred	285,005
Deferred Revenue [Member]
Regulatory Liability [Line Items]
Deferred Revenue Beginning	650,000	$ 500,000	500,000
Revenue Recognized			(500,000)
Revenue Deferred			650,000
Deferred Revenue Ending	685,005		$ 650,000
Other Project Income Recognized	(250,000)
Revenue Deferred	$ 285,005